Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation: The consolidated financial statements include Fentura Financial, Inc. (the Corporation) and its wholly owned subsidiaries Fentura Holdings LLC (“FHLLC”) and The State Bank (“the Bank”) in Fenton, Michigan; and reported as discontinued operations, Davison State Bank in Davison, Michigan (sold in April 2010) and West Michigan Community Bank in Hudsonville, Michigan (sold in January 2011) and the other subsidiaries of the Banks. Intercompany transactions and balances are eliminated in consolidation.

In 2009, the Corporation entered into an agreement to sell one of its bank subsidiaries, Davison State Bank, to a private, nonaffiliated investor group. This sale closed on April 30, 2010. Additionally, the Corporation entered into an agreement to sell West Michigan Community Bank to a third-party investor group. This sale closed on January 31, 2011. Both subsidiaries are reported as discontinued operations. See Notes 2 and 14 for further discussion.

Financial statements are presented with discontinued operations sequestered on the consolidated balance sheets, statements of operations, and statements of cash flows. The presentations for 2011 and 2010 reflect the discontinued operations results to the extent applicable (see Note 2).

The Corporation provides banking and trust services principally to individuals, small businesses and governmental entities through its eight community banking offices in Genesee, Livingston, and Oakland Counties in southeastern Michigan. Its primary deposit products are checking, savings, and term certificate accounts, and its primary lending products are residential mortgage, commercial, and installment loans. Commercial real estate loans are 57.8% of total loans and other commercial loans are 16.5% of total loans at December 31, 2011. As of December 31, 2010, the loan portfolio was composed as follows: commercial real estate 57.6%, of total loans and commercial loans were 20.2% of total loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets and real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. Real estate loans are secured by both residential and commercial real estate. The Corporation’s exposure to credit risk is substantially affected by the economy in the Corporation’s market area and by changes in commercial real estate values. While the loan portfolio is substantially commercial based, the Corporation is not dependent on any single borrower. Other financial instruments which potentially represent concentrations of credit risk in the normal course of business include deposit accounts in other financial institutions and federal funds sold.

The principal source of liquidity of the Corporation is dividends from its bank subsidiary and deposits in the subsidiary bank. The Corporation’s access to liquidity from its banking subsidiary is subject to regulatory restrictions, as a result of the Consent Order entered into with various banking regulators further described in Note 15. The Bank is currently subject to restrictions on its ability to make dividend payments without prior regulatory approval. The Corporation currently believes that it has cash on hand to cover its financial obligations and expenses for the foreseeable future and is not reliant on new capital funding to meet such obligations. The Bank’s primary sources of liquidity are deposits that consist of non-maturing and maturing time deposits. At December 31, 2011 maturing time deposits consist of brokered deposits equaling 4.1% of total deposits and other time deposits equaling 28.1% of total deposits. This is compared to December 31, 2010 when maturing time deposits consisted of brokered deposits equaling 8.0% of total deposits and other time deposits equaling 29.7% of total deposits. Details regarding deposits are further described in Note 8 of the consolidated financial statements.

Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and future results could differ. The allowance for loan losses, the fair values of securities and other financial instruments, other than temporary impairment of securities, the carrying value of other real estate owned and deferred taxes are particularly subject to change.

Cash Flows: Cash and cash equivalents, includes cash, deposits with other financial institutions under 90 days, and federal funds sold. Net cash flows are reported for customer loan and deposit transactions and short-term borrowings.

Securities: Securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Securities are classified as available for sale when they might be sold before maturity. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive loss, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities, where prepayments are anticipated. Gains and losses on sales are based on the amortized cost of the security sold.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.

In determining OTTI management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the entity has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss. If an entity intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Loans held for sale are reported at the lower of cost or fair value, on an aggregate basis and are sold with servicing rights released.

Interest income is reported on the interest method and includes amortization of net deferred loan fees and costs over the loan term. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Interest income is not reported when full loan repayment is in doubt, typically when the loan is impaired or payments are past due over 90 days (180 days for residential mortgages).

All interest accrued in the current year but not received for loans placed on non-accrual are reversed against current interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses, increased by the provision for loan losses and decreased by charge-offs less recoveries. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Consumer loans are typically charged off no later than 120 days past due.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segments and is based on the actual loss history experienced by the Corporation over the most recent two years. During the fourth quarter of 2011, with guidance from regulators, management refined the methodology for calculating the allowance for loan losses. The refinement in methodology was from a rolling twelve quarter evaluation of losses to an eight quarter evaluation. The impact of this refinement in methodology resulted in a reduction in the required allowance for loan losses by approximately $350,000. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations. The following portfolio segments have been identified: commercial, commercial real estate, residential mortgage, installment loans and home equity loans.

A loan is impaired when full payment under the loan terms is not expected. Commercial and commercial real estate loans are individually evaluated for impairment. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

Troubled debt restructurings: Under certain circumstances, the Corporation will provide borrowers relief through loan restructurings and modifications. A loan restructuring constitutes a troubled debt restructuring (“TDR”) if for economic or legal reasons related to the borrower’s financial difficulties the Corporation grants a concession to the borrower that it would not otherwise consider. Restructured loans typically present an elevated level of credit risk as the borrowers are not able to perform according to the original contractual terms. Loans that are reported as TDRs are considered impaired and are measured for impairment as described above.

Other Real Estate Owned and Foreclosed Assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated selling costs when acquired, establishing a new cost basis. If fair value declines, a valuation allowance is recorded through expense. Costs after acquisition are expensed.

Bank Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 15 to 40 years. Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years.

Federal Home Loan Bank (FHLB) stock: The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Asset impairment: Premises and equipment and other assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value, if lower than carrying amount.

Bank Owned Life Insurance: The Bank has purchased life insurance policies on certain key executives. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Stock Based Compensation: Compensation cost is recognized for stock options, restricted stock awards issued to employees, and stock appreciation rights based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options and stock appreciation rights, while the market price of the Corporation’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination including the appeals process. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Corporation recognizes interest and/or penalties related to income tax matters in income tax expense. There was no such interest or penalties recorded in 2011 or 2010.

Loan Commitments and Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Earnings (loss) Per Common Share: Basic earnings or loss per common share are net income or net loss divided by the weighted average number of common shares outstanding during the period. Employee Stock Ownership Plan (ESOP) shares are considered outstanding for this calculation unless unearned. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock options.

Comprehensive Loss: Comprehensive loss consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, which are also recognized as separate components of equity.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank of $25,000 was required to meet regulatory reserve and clearing requirements at year-end 2011 and 2010.

Dividend Restrictions: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to the Corporation or by the Corporation to shareholders. The State Bank has been restricted from dividend payments due to the signing of Consent Order with the Federal Deposit Insurance Corporation (FDIC). The Holding Company has been placed under restrictions by the Federal Reserve regarding the declaration or payment of any dividends and the receipt of dividends from the subsidiary Bank (see Note 15).

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 13. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Operating Segments: While the Corporation’s chief decision-makers monitor the revenue streams of the various Corporation products and services, operations are managed and financial performance is evaluated on a Corporate-wide basis. Accordingly, all of the Corporation’s financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation.

Accounting Standards Updates

ASU No. 2010-20, “Receivables (Topic 310) - Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” ASU 2010-20 requires entities to provide disclosures designed to facilitate financial statement users’ evaluation of (i) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (ii) how that risk is analyzed and assessed in arriving at the allowance for credit losses and (iii) the changes and reasons for those changes in the allowance for credit losses. Disclosures must be disaggregated by portfolio segment, the level at which an entity develops and documents a systematic method for determining its allowance for credit losses, and class of financing receivable, which is generally a disaggregation of portfolio segment. The required disclosures include, among other things, a rollforward of the allowance for credit losses as well as information about modified, impaired, non-accrual and past due loans and credit quality indicators. ASU 2010-20 became effective for the Corporation’s consolidated financial statements as of December 31, 2010, as it relates to disclosures required as of the end of a reporting period. Disclosures that relate to activity during a reporting period became effective for the Corporation’s consolidated financial statements beginning on January 1, 2011. ASU 2011-01, “Receivables (Topic 310) - Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20,” temporarily deferred the effective date for disclosures related to troubled debt restructurings to coincide with the effective date of the then proposed ASU 2011-02, “Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring,” which is further discussed below.

ASU No. 2011-02, “Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.” ASU 2011-02 clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. ASU 2011-02 became effective for the Corporation on July 1, 2011, and applies retrospectively to restructurings occurring on or after January 1, 2011. This accounting change increased the volume of loans that the Corporation classified as troubled debt restructurings during the year ended December 31, 2011 and required additional disclosures (See Note 5 - Loans and Allowance for Loan Losses).

ASU 2011-04, “Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance in U.S. generally accepted accounting principals and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principals in Topic 820 and requires additional fair value disclosures. ASU 2011-04 is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s consolidated financial statements.

ASU 2011-05, “Comprehensive Income (Topic 220) - Presentation of Comprehensive Income.” ASU 2011-05 amends Topic 220, “Comprehensive Income,” to require that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate by consecutive statements. Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s consolidated financial statements.

ASU 2011-11, “Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires that an entity disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The differences in the offsetting requirements in U.S. generally accepted accounting principles (U.S. GAAP) and International Financial Reporting Standards (IFRS) account for a significant difference in the amounts presented in statements of financial position prepared in accordance with U.S. GAAP and in the amounts presented in those statements prepared in accordance with IFRS for certain institutions. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The effective date for ASU 2011-11 is January 1, 2013, though the Corporation currently does not hold instruments of this type and does not anticipate any impact to the presentation of its consolidated financial statements.